Other Gains And Losses, and Litigation - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015
Gains (losses) on litigation settlements [Abstract]
Other gains and (losses) and litigation	€ (215)	[1]	€ 211		€ 0
Provisions for vendor's liability guarantees	€ 31

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.